COMMITMENTS, GUARANTEES AND CONTINGENCIES - Schedule of Potential Amount of Future Payments (Details) - USD ($) $ in Millions	Mar. 31, 2026	Dec. 31, 2025
Guarantor Obligations [Line Items]
Total Guarantees and Other Assurances	$ 48	$ 48
JERSEY CENTRAL POWER & LIGHT COMPANY
Guarantor Obligations [Line Items]
Total Guarantees and Other Assurances	48
First Energy [Member]
Guarantor Obligations [Line Items]
Total Guarantees and Other Assurances	1,109	1,053
FE's Guarantees on Behalf of its Consolidated Subsidiaries | First Energy [Member]
Guarantor Obligations [Line Items]
Total Guarantees and Other Assurances	618	614
FE's Guarantees on Other Assurances | First Energy [Member]
Guarantor Obligations [Line Items]
Total Guarantees and Other Assurances	491	439
Deferred compensation arrangements | FE's Guarantees on Behalf of its Consolidated Subsidiaries | First Energy [Member]
Guarantor Obligations [Line Items]
Total Guarantees and Other Assurances	399	395
Deferred compensation arrangements | FE's Guarantees on Other Assurances | First Energy [Member]
Guarantor Obligations [Line Items]
Total Guarantees and Other Assurances	91	93
Vehicle leases | FE's Guarantees on Behalf of its Consolidated Subsidiaries | First Energy [Member]
Guarantor Obligations [Line Items]
Total Guarantees and Other Assurances	75	75
McElroy Run transfer | FE's Guarantees on Behalf of its Consolidated Subsidiaries | First Energy [Member]
Guarantor Obligations [Line Items]
Total Guarantees and Other Assurances	129	129
Other | FE's Guarantees on Behalf of its Consolidated Subsidiaries | First Energy [Member]
Guarantor Obligations [Line Items]
Total Guarantees and Other Assurances	15	15
Surety Bonds | FE's Guarantees on Other Assurances
Guarantor Obligations [Line Items]
Total Guarantees and Other Assurances		20
Surety Bonds | FE's Guarantees on Other Assurances | JERSEY CENTRAL POWER & LIGHT COMPANY
Guarantor Obligations [Line Items]
Total Guarantees and Other Assurances	20
Surety Bonds | FE's Guarantees on Other Assurances | First Energy [Member]
Guarantor Obligations [Line Items]
Total Guarantees and Other Assurances	162	161
LOCs | FE's Guarantees on Other Assurances
Guarantor Obligations [Line Items]
Total Guarantees and Other Assurances		28
LOCs | FE's Guarantees on Other Assurances | JERSEY CENTRAL POWER & LIGHT COMPANY
Guarantor Obligations [Line Items]
Total Guarantees and Other Assurances	28
LOCs | FE's Guarantees on Other Assurances | First Energy [Member]
Guarantor Obligations [Line Items]
Total Guarantees and Other Assurances	$ 238	$ 185